SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2025
Freehold land [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	Not depreciated
Land improvements [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	5
Buildings and improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	4 years
Buildings and improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	40 years
Transportation [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	5 years
Transportation [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	10 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	3 to 19 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	2 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	15 years
Gaming Equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	18 months
Gaming Equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	5 years